Loan Principal and Financing Service Fee Receivables - Summary of Nonaccrual Loan Principal (Detail) - Loan principal [Member]	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loan principal	¥ 254,885,248	$ 39,062,873	¥ 629,975,114
Less: allowance for nonaccrual loan principal	(249,361,894)	(38,216,382)	(542,342,960)
Nonaccrual loan principal, net	¥ 5,523,354	$ 846,491	¥ 87,632,154